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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund


              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                  111 Fifth Avenue, New York, New York 10003


         -------------------------------------------------------------
         (Address of principal executive offices)           (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


     Registrant's telephone number, including area code: 212-806-8800

     Date of fiscal year end: October 31

     Date of reporting period: July 31, 2006

ITEM 1.  Schedule of Investments.


THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
  JULY 31, 2006


    SHARES     COMMON STOCKS--95.7%                                     VALUE
               UNITED STATES--49.3%
               AEROSPACE & DEFENSE--1.0%
     7,850     Boeing Company                                           607,747
                                                                    -----------

               BEVERAGES--1.6%
    20,700     Anheuser-Busch Companies, Inc.                           996,705
                                                                    -----------

               BIOTECHNOLOGY--1.6%
    14,105     Amgen Inc.                                               983,683
                                                                    -----------

               CAPITAL MARKETS--1.2%
     5,000     Goldman Sachs Group, Inc.                                763,750
                                                                    -----------

               COMMERCIAL BANKS--1.3%
    15,450     Bank of America Corporation                              796,139
                                                                    -----------

               COMMUNICATION EQUIPMENT--3.2%
    30,750     Corning Incorporated*                                    586,403
    33,300     Motorola, Inc.                                           757,908
    18,400     QUALCOMM Inc.                                            648,784
                                                                    -----------
                                                                      1,993,095
                                                                    -----------

               COMPUTER TECHNOLOGY--1.9%
    70,800     Atheros Communications*                                1,169,616
                                                                    -----------

               DRUGS & PHARMACEUTICALS--.8%
     8,700     United Therapeutics Corporation*                         515,997
                                                                    -----------

               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
     8,400     Emerson Electric Co.                                     662,928
    12,900     Multi-Fineline Electronix, Inc.*                         320,694
                                                                    -----------
                                                                        983,622
                                                                    -----------

               ENERGY EQUIPMENT & SERVICES--5.3%
     6,350     Dril-Quip Inc.                                           536,512
    12,250     Schlumberger Limited                                     818,913
    53,450     Suntech Power Holdings Co., Ltd. ADR*#                 1,385,959
    13,850     Tenaris S. A. ADR #                                      539,042
                                                                    -----------
                                                                      3,280,426
                                                                    -----------
               FINANCIAL SERVICES--.6%
    59,500     Hong Kong Exchanges & Clearing Limited                   386,678
                                                                    -----------

               FOOD & STAPLES RETAILING--1.1%
    15,150     Wal-Mart Stores, Inc.                                    674,175
                                                                    -----------

               FOOD PRODUCTS--1.0%
    14,700     Archer-Daniels-Midland Company                           646,800
                                                                    -----------

               FREIGHT & LOGISTICS-1.0%
     5,800     FedEx Corp.                                              607,318
                                                                    -----------

               HOTELS, RESTAURANTS & LEISURE--1.6%
    15,150     Starbucks Corporation*                                   519,039
     7,350     Wynn Resorts, Limited*                                   470,474
                                                                    -----------
                                                                        989,513
                                                                    -----------

               HOUSEHOLD PRODUCTS--.8%
     8,400     Procter & Gamble Company                                 472,080
                                                                    -----------

               INDUSTRIAL CONGLOMERATES--1.0%
    18,700     General Electric Company                                 611,303
                                                                    -----------

               INTERNET & CATALOG RETAIL--1.2%
    29,800     eBay Inc.*                                               717,286
                                                                    -----------

               INTERNET SOFTWARE & SERVICES--2.4%
    47,400     Netease.com Inc. ADR* #                                  820,020
    23,750     Yahoo! Inc. *                                            644,575
                                                                    -----------
                                                                      1,464,595
                                                                    -----------

               MACHINERY--2.6%
    12,225     Bucyrus International, Inc. Cl. A                        595,480
     8,300     Caterpillar Inc.                                         588,221
    11,300     Manitowoc Company, Inc.                                  443,638
                                                                    -----------
                                                                      1,627,339
                                                                    -----------

               MEDIA--3.7%
     7,400     Focus Media Holding Limited ADR* #                       463,314
    63,450     News Corporation Cl. A                                 1,220,778
    17,800     Viacom Inc. Cl. B New*                                   620,330
                                                                    -----------
                                                                      2,304,422
                                                                    -----------

               METALS & MINING--6.0%
    13,000     Cameco Corporation                                       518,700
    39,850     Companhia Vale do Rio Doce (CVRD) ADR #                  924,520
    12,750     Freeport-McMoRan Copper & Gold, Inc. Cl. B               695,640
     9,800     Phelps Dodge Corporation                                 855,932
    21,100     Schnitzer Steel Industries, Inc. Cl. A                   715,290
                                                                    -----------
                                                                      3,710,082
                                                                    -----------

               OIL & GAS--1.7%
    11,450     Petroleo Brasileiro S. A. ADR #                        1,052,022
                                                                    -----------

               PERSONAL PRODUCTS--1.4%
    30,300     Avon Products, Inc.                                      878,397
                                                                    -----------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
    15,850     Broadcom Corporation Cl. A *                             380,242
    21,300     Freescale Semiconductor Inc. Cl. A*                      609,819
                                                                    -----------
                                                                        990,061
                                                                    -----------

               SOFTWARE--.8%
    42,500     BEA Systems, Inc.*                                       498,950
                                                                    -----------

               TEXTILES, APPAREL & LUXURY GOODS--1.3%
    10,250     NIKE, Inc. Cl. B                                         809,750
                                                                    -----------

--------------------------------------------------------------------------------
               TOTAL UNITED STATES (COST $29,469,388)                30,531,551
                                                                    -----------
--------------------------------------------------------------------------------

               CHINA--33.0%

               AIRLINES--.9%
 1,416,000     Air China                                                544,849
                                                                    -----------

               AUTOMOTIVE--1.2%
 1,704,000     Dongfeng Motor Corporation*                              763,115
                                                                    -----------

               CHEMICALS--0.0%
    22,000     China Flavors & Fragrances*                                9,626
                                                                    -----------

               COMMERCIAL BANKS--1.5%
 1,464,000     Bank of Communications Ltd.*                             921,279
                                                                    -----------

               COMMUNICATIONS EQUIPMENT--.4%
    85,000     ZTE Corporation Cl. H                                    249,399
                                                                    -----------

               CONSTRUCTION MATERIALS--.5%
   152,000     Anhui Conch Cement Company Limited Cl. H                 255,268
   116,000     China National Building Material Company Ltd.*            39,559
                                                                    -----------
                                                                        294,827
                                                                    -----------

               DISTRIBUTORS--.5%
   132,000     China Resources Enterprise Limited                       290,817
                                                                    -----------

               ELECTRICAL EQUIPMENT--0.0%
    12,000     Dongfang Electrical Machinery Company Limited Cl. H       23,133
                                                                    -----------

               FOOD PRODUCTS--.9%
   944,000     Xiwang Sugar Holdings Company Ltd.                       573,397
                                                                    -----------

               GAS UTILITIES--1.2%
   778,000     Xinao Gas Holdings Limited                               740,888
                                                                    -----------

               INDUSTRIAL CONGLOMERATES--.2%
    96,000     Beijing Enterprises Holdings Limited                     151,709
                                                                    -----------

               INSURANCE--4.0%
 1,183,000     China Intl Life Insurance Co. Cl. H *                  1,994,332
   156,000     Ping An Insurance (Group) Company of China Limited       521,963
                                                                    -----------
                                                                      2,516,295
                                                                    -----------

               INTERNET SOFTWARE & SERVICES--1.1%
   342,000     Tencent Holdings Limited                                 653,133
                                                                    -----------

               MEDIA--.9%
    27,264     SINA Corp*                                               582,359
                                                                    -----------

               METALS & MINING--2.7%
   870,000     Angang New Steel Company LImited Cl. H                   685,192
   400,000     Hunan Non-Ferrous Metal Corporation Limited*             153,912
 1,526,000     Zijin Mining Group Co., Ltd.                             811,047
                                                                    -----------
                                                                      1,650,151
                                                                    -----------

               MULTILINE RETAIL--2.4%
   859,000     Golden Eagle Retail Group Ltd.                           458,757
   304,000     Parkson Retail Group Ltd.*                             1,007,378
                                                                    -----------
                                                                      1,466,135
                                                                    -----------

               OIL & GAS & CONSUMABLE FUELS--7.4%
 2,918,000     China Petroleum & Chemical Corp. (Sinopec)             1,637,243
   508,500     China Shenhua Energy Company Limited                     914,828
 1,740,000     CNPC Hong Kong Limited                                   998,678
 1,144,000     PetroChina Company Limited Cl. H                       1,297,010
                                                                    -----------
                                                                      4,847,759
                                                                    -----------

               REAL ESTATE MANAGEMENT & DEVLOPMENT--1.6%
   780,000     China Overseas Land Investment Limited                   456,717
   108,200     Guangzhou R&F Properties Company Limited*                517,978
                                                                    -----------
                                                                        974,695
                                                                    -----------

               TRANSPORTATION INFRASTRUCTRURE--2.0%
   150,000     China Merchants Holdings International Company Limited   454,594
   354,000     Cosco Pacific Limited                                    787,206
                                                                    -----------
                                                                      1,241,800
                                                                    -----------

               WARRANTS--0.0%
               REAL ESTATE MANAGEMENT & DEVLOPMENT--0.0%
    64,250     China Overseas Land & Investment                           6,945
                                                                    -----------

               WIRELESS TELECOMMUNICATION SERVICES--3.6%
   277,000     China Mobile (Hong Kong) Limited                       1,784,125
   480,000     China Unicom Limited                                     437,337
                                                                    -----------
                                                                      2,221,462
                                                                    -----------

--------------------------------------------------------------------------------
               TOTAL CHINA (COST $18,432,253)                        20,723,773
                                                                    -----------
--------------------------------------------------------------------------------

               HONG KONG--13.4%
               COMMERCIAL BANKS--1.1%
   195,000     BOC Hong Kong (Holdings) Limited                         396,491
    16,000     HSBC Holdings plc                                        288,469
                                                                    -----------
                                                                        684,960
                                                                    -----------
               HOTELS RESTAURANTS & LEISURE--.5%
   158,000     Shangri-La Asia Limited                                  324,919
                                                                    -----------
               INDUSTRIAL CONGLOMERATES--.5%
    32,000     Hutchinson Whampoa Limited                               291,970
                                                                    -----------

               MARINE--.6%
   678,000     Pacific Basin Shipping Limited                           349,005
                                                                    -----------

               MEDIA--.3%
 2,478,000     One Media Group Limited*                                 184,957
                                                                    -----------

               MULTILINE RETAIL--1.1%
   366,500     Lifestyle International Holdings Limited                 683,886
                                                                    -----------

               REAL ESTATE--8.3%
    87,000     Cheung Kong (Holdings) Limited                           942,698
 1,030,000     Far East Consortium International Limited                434,763
   163,000     Hongkong Land Holdings Limited                           635,700
   118,216     Hysan Development Company Limited                        332,406
   749,600     New World China Land Limited                             291,325
   366,000     New World Development Company Limited                    630,544
    84,000     Sun Hung Kai Properties Limited                          883,167
    95,000     Swire Pacific Limited                                    986,594
                                                                    -----------
                                                                      5,137,197
                                                                    -----------

               SPECIALTY RETAIL--1.0%
   426,000     Ports Design Limited                                     646,894
                                                                    -----------

--------------------------------------------------------------------------------
               TOTAL HONG KONG (COST $7,817,680)                      8,303,788
                                                                    -----------
               TOTAL COMMON STOCKS (COST $55,719,321)                59,559,112
                                                                    -----------
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT      U.S. GOVERNMENT & AGENCY OBLIGATIONS--8.6%
------------
$5,351,000     Federal Home Loan Banks, 4.52%, 8/1/06                 5,351,000
                 (Cost $5,351,000)                                  -----------

               Total Investments
               (Cost $61,070,321)(a)                      104.3%     64,910,112
               Liabilities in Excess of Other Assets       (4.3)     (2,648,062)
                                                          -----     -----------
               Net Assets                                 100.0%     62,262,050
                                                          =====     ===========


================================================================================

               * Non-income producing security.

               # American Depositary Receipts.

               (a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $61,070,321 amounted to $3,839,791 which consisted of aggregate gross unrealized appreciation of $5,761,229 and aggregate gross unrealized depreciation of $1,921,438.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund



By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 26, 2006



By /s/ Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 26, 2006